Share Based Payment Arrangements - Summary of Changes to Outstanding PSUs (Details)	1 Months Ended	12 Months Ended
	Aug. 31, 2022 shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity instruments, Settled	(28,442)
Performance Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity instruments, Balance, beginning of year		261,000	226,000
Number of equity instruments, Granted		55,000	63,000
Number of equity instruments, Reinvested		4,000	3,000
Number of equity instruments, Settled		(267,000)	(6,000)
Added due to performance conditions		134,000	22,000
Settled on sale of business		0	(28,000)
Number of equity instruments, Forfeited		(3,000)	(19,000)
Number of equity instruments, Balance, end of year		184,000	261,000
Weighted average grant date fair value, Balance, beginning of year | $		$ 62.87	$ 52.25
Weighted average grant date fair value, Granted | $		135.15	100.43
Weighted average grant date fair value, Reinvested | $		84.93	62.94
Weighted average grant date fair value, Settled | $		32.7	47.77
Added due to performance conditions | $		32.93	50.87
Settled on sale of business | $		0	46.85
Weighted average grant date fair value, Forfeited | $		109.61	75.59
Weighted average grant date fair value, Balance, end of year | $		$ 106.17	$ 62.87